Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020
Cash equivalents	$ 0	$ 0	$ 0
Federal depository insurance coverage	$ 250,000	$ 250,000	$ 250,000
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Forward price	$ 10.00	$ 10.00
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	$ 0	$ 0
Class A Ordinary Shares
Forward purchase warrants	$ 14,000,000
Anti-dilutive securities attributable to warrants (in shares)	35,636,759
Class B Ordinary Shares
Anti-dilutive securities attributable to warrants (in shares)		37,394,696	35,590,797
Public Warrants
Ordinary share price		$ 18.00
Initial Public Offering. | Private Placement Warrants
Forward purchase warrants	$ 14,000,000
Number of warrants to purchase shares issued	7,386,667	7,386,667	7,386,667
Forward purchase units		14,000,000	14,000,000
Initial Public Offering. | Private Placement Warrants | Class A Ordinary Shares
Number of warrants to purchase shares issued	21,186,667		21,186,667
Initial Public Offering. | Public Warrants
Number of warrants to purchase shares issued	13,800,000	13,800,000	13,800,000
Private Placement. | Private Placement Warrants
Number of warrants to purchase shares issued	7,386,667	7,386,667	7,386,667	7,386,667